UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Name of Fund: Legg Mason Investment Trust, Inc.

Fund Address: 100 Light Street

Baltimore, MD 21202

Name and address of agent for service: Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 – Schedule of Investments

Portfolio of Investments

Legg Mason Opportunity Trust

March 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.6%

Consumer Discretionary — 29.5%
Auto Components — 1.0%
Exide Technologies	8,452	$73,536	A,B

Automobiles — 1.3%
General Motors Corp.	3,200	98,048

Diversified Consumer Services — 1.8%
Career Education Corp.	4,377	133,485	B

Hotels, Restaurants and Leisure — 1.0%
Pinnacle Entertainment Inc.	2,400	69,768	B

Household Durables — 8.2%
Beazer Homes USA Inc.	2,900	84,187	A
Centex Corp.	2,000	83,560
Jarden Corp.	904	34,641	B
KB HOME	100	4,267
Lennar Corp.	2,300	97,083
Meritage Homes Corp.	1,200	38,544	B
Pulte Homes Inc.	3,800	100,548
The Ryland Group Inc.	3,800	160,322	A

		603,152

Internet and Catalog Retail — 13.3%
Amazon.com Inc.	9,597	381,852	B,C
Expedia Inc.	7,000	162,260	B
IAC/InterActiveCorp	7,000	263,970	B,C
NetFlix Inc.	7,500	173,925	A,B

		982,007

Leisure Equipment and Products — 1.4%
Eastman Kodak Co.	4,500	101,520

Media — 1.5%
XM Satellite Radio Holdings Inc.	8,632	111,523	B

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Consumer Staples — 0.9%
Beverages — 0.9%
Cott Corp.	4,800	$64,224	A,B

Energy — 0.2%
Oil, Gas and Consumable Fuels — 0.2%
Syntroleum Corp.	4,202	13,110	A,B

Financials — 3.0%
Capital Markets — 1.3%
TD Ameritrade Holding Corp.	6,251	93,016	B

Consumer Finance — 0.8%
AmeriCredit Corp.	2,735	62,518	B

Insurance — 0.6%
Fairfax Financial Holdings Ltd.	194	43,501

Real Estate Management and Development — 0.3%
HouseValues Inc.	4,902	24,804	A,B

Health Care — 3.4%
Biotechnology — 1.8%
Amylin Pharmaceuticals Inc.	1,000	37,360	B
MannKind Corp.	6,842	97,836	A,B

		135,196

Pharmaceuticals — 1.6%
Sepracor Inc.	2,500	116,575	B

Industrials — 11.4%
Airlines — 4.3%
AMR Corp.	6,500	197,925	B
UAL Corp.	300	11,451	B
US Airways Group Inc.	2,300	104,604	B

		313,980

	Shares/Par	Value
Industrials — Continued
Construction and Engineering — 1.9%
Foster Wheeler Ltd.	2,400	$140,136	B

Industrial Conglomerates — 4.5%
Tyco International Ltd.	10,500	331,275

Machinery — 0.7%
Trinity Industries Inc.	1,283	53,775

Information Technology — 10.4%
Communications Equipment — 0.3%
Alcatel-Lucent — ADR	2,000	23,640

Internet Software and Services — 5.5%
Netease.com — ADR	6,800	120,632	B
SINA Corp.	2,100	70,581	B
Spot Runner Inc.	6,867	32,000	D,E
Yahoo! Inc.	5,700	178,353	B

		401,566

IT Services — 0.6%
BearingPoint Inc.	6,000	45,960	B

Software — 4.0%
CA Inc.	3,500	90,685
Convera Corp.	5,556	17,445	A,B
Red Hat Inc.	7,960	182,518	B

		290,648

Limited Partnerships — 4.0%
AP Alternative Assets LP	3,750	75,000	F
Arience Capital Offshore Intermediate Plan Fund, Ltd.	500	2,607	F
Arience Capital Partners I LP, Class C	49,719	89,604	F
Aston Capital Partners LP	25,000	29,522	F
Lane Five Capital Partners	25,000	23,813	F
Nomad Investment Co. LP	25,000	27,273	F
Omega Capital Partners LP	30,000	48,693	F

		296,512

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Materials — 20.0%
Metals and Mining — 20.0%
AK Steel Holding Corp.	8,500	$198,815	A,B
Arcelor Mittal, Class A	7,700	407,253
Cleveland-Cliffs Inc.	4,300	275,243	A
United States Steel Corp.	6,000	595,020	A

		1,476,331

Telecommunication Services — 14.5%
Diversified Telecommunication Services — 5.6%
Level 3 Communications Inc.	67,677	412,830	B

Wireless Telecommunication Services — 8.9%
NII Holdings Inc.	6,420	476,266	B
Sprint Nextel Corp.	9,500	180,120

		656,386

Utilities — 2.3%
Independent Power Producers and Energy Traders — 2.3%
The AES Corp.	8,000	172,160	B

Total Common Stocks and Equity Interests
(Cost — $ 5,137,512)		7,341,182

Corporate Bonds and Notes — 1.2%
General Motors Corp., 8.375%, due 7/15/33
(Cost — $71,444)	100,000	89,750

	Shares/Par		Value
Options Purchased — 1.3%
American International Group Inc. Call, January 2008,
Strike Price $ 60.00	1,500,000	G	$14,850
Citigroup Inc. Call, January 2008,
Strike Price $ 40.00	2,000,000	G	24,060
Dell Inc. Call, January 2008,
Strike Price $ 30.00	1,500,000	G	825
Eastman Kodak Co. Call, January 2008,
Strike Price $ 25.00	2,377,000	G	3,209
Eastman Kodak Co. Call, January 2008,
Strike Price $ 35.00	1,500,000	G	75
General Electric Co. Call, January 2008,
Strike Price $ 30.00	2,000,000	G	12,800
Hewlett Packard Co. Call, January 2008,
Strike Price $ 30.00	1,500,000	G	17,250
JP Morgan Chase and Company Call, January 2008,
Strike Price $ 40.00	1,500,000	G	14,550
Symantec Corp. Call, January 2008,
Strike Price $ 15.00	1,500,000	G	5,250
Time Warner Inc. Call, January 2008,
Strike Price $ 15.00	1,000,000	G	5,200

Total Options Purchased (Cost — $ 105,069)			98,069

Portfolio of Investments — Continued

Legg Mason Opportunity Trust — Continued

	Shares/Par	Value
Repurchase Agreements — 3.0%
Bank of America
5.30% dated 3/30/07, to be repurchased at $108,569 on 4/2/07 (Collateral: $114,040 Freddie Mac Discount Notes, 0.00%, due 10/26/07, value $110,687)	$108,521	$108,521
Goldman Sachs Group Inc.
5.30% dated 3/30/07, to be repurchased at $108,569 on 4/2/07 (Collateral: $113,861 Fannie Mae Notes, 5.00%, due 5/1/36, value $110,955)	108,521	108,521

Total Repurchase Agreements (Cost — $217,042)		217,042

Total Investments — 105.1% (Cost — $5,531,067)		7,746,043
Other Assets Less Liabilities — (5.1)%		(376,086)

Net Assets — 100.0%		$7,369,957

Net Asset Value Per Shares
Primary Class		$19.64

Class R		$20.02

Financial Intermediary Class		$20.03

Institutional Class		$20.25

A

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At March 31, 2007, the total market value of Affiliated Companies was $1,778,467, and the cost was $1,144,186.

B	Non-income producing.
C	All or a portion of this security is pledged as collateral for securities sold short. As of March 31, 2007, the total market value of pledged securities was $645,822.
D	Privately placed securities.
E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
F

Investment in a limited partnership organized under the laws of the State of Delaware except for AP Alternative Assets, L.P. which is organized under the laws of Guernsey, Channel Islands. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures approved by the Board of Directors.

	Acquisition Date	Cost	Value
AP Alternative Assets, L.P.	June 2006	$75,000	$75,000
Arience Capital Partners I LP, Class C	February 2007	49,719	89,604
Arience Capital Offshore Intermediate	March 2003
Plan Fund, Ltd.		500	2,607
Aston Capital Partners, L.P.	November 2005/December 2005	25,000	29,522
Lane Five Capital Partners	January 2007	25,000	23,813
Nomad Investment Co., L.P.	October 2006	25,000	27,273
Omega Capital Partners, L.P.	June 2002/August 2004/February 2006	30,000	48,693

G	Par represents actual number of contracts.

ADR — American Depository Receipt

Schedule Of Securities Sold Short

Legg Mason Opportunity Trust

March 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests Sold Short — (5.4)%
Energy — (5.4)%
Energy Select Sector SPDR Fund	$(3,000)	$(180,750)
Oil Service HOLDRs Trust	(1,500)	(218,580)

Total Common Stocks and Equity Interests Sold Short
(Proceeds — $396,831)		$(399,330)

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Transactions with Affiliated Companies

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

Company	Affiliates Mkt Value at 12/31/06					Current Yr. Amortization Div/Interest Income	Affiliates Shares/ Par at 3/31/07	Affiliates Mkt Value at 03/31/07	Realized Gain/ Loss	Affiliate Cost at 12/31/06	Affiliate Cost at 03/31/07
		Purchased		Sold
		Cost	Shares/Par	Cost	Shares/Par
AK Steel Holding Corp	$143,650	$—	$—	$—	$—	$—	$8,500	$198,815	$—	$61,431	$61,431
Beazer Homes	98,721	24,749	800	—	—	210	2,900	84,187	—	84,882	109,631
Cleveland Cliffs Inc.	208,292	—	—	—	—	538	4,300	275,243	—	126,238	126,238
Convera Corp	25,500	—	—	—	—	—	5,556	17,444	—	25,000	25,000
Cott Corp Que	68,688	—	—	—	—	—	4,800	64,224	—	41,675	41,675
Excide Technologies	36,768	—	—	—	—	—	8,452	73,536	—	29,584	29,584
Housevalues	22,404	4,846	923	—	—	—	4,902	24,804	—	22,130	26,976
Jarden CorpA	169,272	—	—	123,185	3,961	—	—	—	25,261	145,793	—
Lear CorpA	103,355	—	—	78,978	3,500	—	—	—	58,107	78,978	—
Mannkind	84,099	28,109	1,742	—	—	—	6,842	97,836	—	88,684	116,793
Netflix Com Inc	193,950	—	—	—	—	—	7,500	173,925	—	164,298	164,298
Ryland	207,556	—	—	—	—	456	3,800	160,322	—	173,140	173,140
Syntroleum Corporation	19,486	—	—	4,318	1,430	—	4,202	13,110	(9,981)	54,113	39,814
US Steel Corp	460,782	—	—	25,143	300	1,200	6,000	595,020	12,998	241,751	229,606

	1,842,523	57,704	3,465	231,624	9,191	2,404	67,754	1,778,466	86,385	1,337,697	1,144,186

A	This company is no longer an affiliated company

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: May 29 , 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investment Trust, Inc.
Date: May 29 , 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investment Trust, Inc.
Date: May 23, 2007